11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
June 22, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK 0000896435
1933 Act Registration No. 033-57340
1940 Act Registration No. 811-07452
Dear Sir or Madam:
Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 84 (the “Amendment”) to the Registration Statement of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Amendment is being filed in order to register shares of eight new funds of the Registrant designated as Invesco V.I. Nasdaq 100 Buffer Fund - September, Invesco V.I. Nasdaq 100 Buffer Fund - December, Invesco V.I. Nasdaq 100 Buffer Fund - March, Invesco V.I. Nasdaq 100 Buffer Fund - June, Invesco V.I. S&P 500 Buffer Fund - September,  Invesco V.I. S&P 500 Buffer Fund - December, Invesco V.I. S&P 500 Buffer Fund - March and Invesco V.I. S&P 500 Buffer Fund - June (the "Funds").
Please send all copies of all correspondence with respect to this Amendment to me at (212) 323-5086 or Emily.Ast@invesco.com.
Very truly yours,
/s/ Emily Ast
Emily Ast Senior Counsel